Related Party Transactions and Balances (Tables)	6 Months Ended
Mar. 31, 2024
Related Party Transactions and Balances [Abstract]
Schedule of Related Parties which the Company has Transactions	The following is a list of related parties which the Company has transactions with during the six months ended March 31, 2023 and 2024:
Name		Relationship
(a)	Shuang Wu	The Legal Representative of Jiangsu New Energy
(b)	Yan Fang	Non-controlling shareholder of Cenbird E-Motorcycle
(c)	Jianhui Ye	Chief Executive Officer and a significant shareholder of the Company
(d)	Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd.	Yan Fang, a non-controlling shareholder of Cenbird E-motorcycle, whose family member serves as director of Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd.
(e)	Jiangsu Xinzhongtian Suye Co., Ltd.	Yuxing Liu, the spouse of Yan Fang, serves as the executive of Jiangsu Xinzhongtian Suye Co., Ltd.
(f)	Shenzhen Star Asset Management Co., Ltd.	General Partner of Xinyu Star Assets Management No.1 Investing Partnership and Xinyu Star Assets Management No.2 Investing Partnership, which are two significant shareholders of the Company
(g)	Shenzhen Star Cycling Network Technology Co., Ltd.	Equity investments with 42% share holding
(h)	Nanjing Mingfeng Technology Co., Ltd.	Equity investments with 30% share holding
(i)	Shandong Xingneng’an New Energy Technology Co., Ltd.	Equity investments with 25% share holding
(j)	Jiangsu Youdi Technology Co., Ltd.	Equity investments with 29% share holding
(k)	Feng Xiao	Non-controlling shareholder of Changzhou Higgs
(l)	Jian Yu	Non-controlling shareholder of Jiangsu Supply Chain
(m)	Wen Qiu	The Legal Representative of Changzhou Zhuyun
(n)	Weidong Yu	The Legal Representative of Cenbird E-Motorcycle
(o)	Jiangsu Biqiao motorcycle sales Co., Ltd	Weidong Yu, the Legal Representative of Cenbird E-Motorcycle, serves as director of Jiangsu Biqiao motorcycle sales Co., Ltd
(p)	Tianjin Reneasy technology development Co., Ltd	Equity investments with 30% share holding

Schedule of Amount Due from and Due to Related Parties	As of September 30, 2023 and March 31, 2024, amount due from related parties consisted of the following:
	As of September 30, 2023	As of March 31, 2024
		(Unaudited)
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. (d)(1)	$3,901,645	$4,124,784
Shandong Xingneng’an New Energy Technology Co., Ltd. (i)(2)	3,459,129	6,381,596
Shenzhen Star Cycling Network Technology Co., Ltd. (g) (3)	642,804	661,799
Jiangsu Youdi Technology Co., Ltd. (j)(4)	253,478	297,345
Weidong Yu(n) (5)	-	3,047
Wen Qiu(m) (5)	-	2,184
Jianhui Ye (c)(5)	155	294
Tianjin Reneasy technology development Co., Ltd(p)(6)	-	139
Amount due from related parties	$8,257,211	$11,471,188
(1)	The balance was prepayments for purchasing e-bicycle gears and e-bicycles.
(2)	The balance was interest-bear loans with annual interest of 4% as stated in contracts to associates, which will mature in September 2024.
(3)	The balance was interest-bear loans with annual interest of 4% as stated in contracts to associates, which will mature in September 2024.
(4)	The balance was interest-bear loans with annual interest of 4% as stated in contracts to associates, which will mature in September 2024.
(5)	The balance was advances made to the management for the Company’s daily operational purposes.
(6)	The balance was interest-free loans.

As of September 30, 2023 and March 31, 2024, amount due to related parties consisted of the following:
	As of September 30, 2023	As of March 31, 2024
		(Unaudited)
Shuang Wu (a)(1)&(2)	$474,650	$563,451
Jiangsu Xinzhongtian Suye Co., Ltd. (e)(2)&(4)	215,410	415,010
Jiangsu Biqiao motorcycle Sales Co., Ltd(o)(4)&(5)	-	755,785
Feng Xiao(k)(1)	-	126,175
Nanjing Mingfeng Technology Co., Ltd. (h)(3)	71,811	71,807
Yan Fang (b)(2)	68,451	18,644
Shenzhen Star Asset Management Co., Ltd. (f)(2)	19,891	19,900
Jian Yu(l)(1)	-	1,580
Amount due to related parties	$850,213	$1,972,352
(1)	The balance was the expenses paid by related parties on behalf of the Company for daily operation.
(2)	The balance was loans from related parties.
(3)	The balance was payable for payment received on behalf of a related party.
(4)	The balance was the payable for purchasing e-bicycles.
(5)	The balance was the payment received in advance from related parties.

Schedule of Material Related Party Transactions	For the six months ended March 31, 2023 and 2024, the Company had the following material related party transactions:
Related Parties	Nature	Six Months Ended March 31,
		2023	2024
		(Unaudited)	(Unaudited)
Inventory purchased from related parties
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. (d)	Purchase of e-bicycles from a related party	$-	$639,086
Jiangsu Xinzhongtian Suye Co., Ltd. (e)	Purchase of e-bicycles from a related party	-	267,919
Jiangsu Biqiao motorcycle sales Co., Ltd (o)	Purchase of e-bicycles from a related party	-	1,001,553
		$-	$1,908,558
Loans to related parties
Shandong Xingneng’an New Energy Technology Co., Ltd. (i)	Loan to a related party	$1,564,771	$2,775,311
Shandong Xingneng’an New Energy Technology Co., Ltd. (i)	Interest receivable to a related party	-	116,457
Shenzhen Star Cycling Network Technology Co., Ltd. (g)	Loan to a related party	4,300	-
Shenzhen Star Cycling Network Technology Co., Ltd. (g)	Interest receivable to a related party	-	12,280
Jiangsu Youdi Technology Co., Ltd. (j)	Loan to a related party	-	3,654
Jiangsu Youdi Technology Co., Ltd. (j)	Interest receivable to a related party	-	10,612
		$1,569,072	$2,918,314
Collection of loans to related parties
Shandong Xingneng’an New Energy Technology Co., Ltd. (i)	Collection of loan to a related party	$1,089,434	$-
Shenzhen Star Cycling Network Technology Co., Ltd. (g)	Collection of loan to a related party	451,542	-
		$1,540,976	$-
Loans fom related parties
Jiangsu Xinzhongtian Suye Co., Ltd. (e)	Interest-free loan from a related party	-	538,410
Huiyan Xie*	Interest-free loan from a related party	568,369	-
Shuang Wu (a)	Interest-free loan from a related party	420,067	80,000
Fang Yan (b)	Interest-free loan from a related party	64,621	35,552
		1,053,057	653,962
Repayment of loans from related parties
Jiangsu Xinzhongtian Suye Co., Ltd. (e)	Repayment of interest-free loan from a related party	-	378,830
Huiyan Xie*	Repayment of interest-free loan from a related party	7,299	-
Fang Yan (b)	Repayment of interest-free loan from a related party	33,286	81,872
Shuang Wu (a)	Repayment of a loan from a related party	89,592	-
		130,177	460,702
Others
Shuang Wu (a)	Reimbursement for expenses paid for daily operation on behalf of the Company	-	69
Feng Xiao	Expenses paid for daily operation on behalf of the Company	-	14,416
Feng Xiao	Reimbursement for expenses paid for daily operation on behalf of the Company	-	10,771
Weidong Yu	Reimbursement for expenses paid for daily operation on behalf of the Company	-	2,775
Wen Qiu	Expenses paid for daily operation on behalf of the Company	-	3,441
Wen Qiu	Reimbursement for expenses paid for daily operation on behalf of the Company	-	1,804
		-	35,486
*	Huiyan Xie was the general manager and non-controlling shareholder of Tianjin Dilang, which was disposed in an equity transfer 80% equity interest of Tianjin Dilanga, a subsidiary of Changzhou Yizhiying, to Tianjin Mizhiyan New Energy Technologies Co., Ltd. on April 3, 2023. Thus, Huiyan Xie was no longer deemed as the Company’s related parties relationships as of March 31, 2024.